Derivative Instruments (Fair Value of Derivatives Outstanding and Amounts of Gains (Losses) Recorded) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2014 Derivative instruments not designated as hedges [Member]	Jul. 31, 2013 Interest-rate swap agreement [Member]	Jun. 30, 2014 Interest-rate swap agreement [Member] Derivative instruments not designated as hedges [Member]	Jul. 31, 2013 Foreign exchange forward contracts [Member]	Jun. 30, 2014 Foreign exchange forward contracts [Member] Derivative instruments not designated as hedges [Member]
Derivative [Line Items]
Balance sheet classification				Accrued expenses and other current liabilities		Accrued expenses and other current liabilities
Fair value (liability)	(33)	(33)	(167)	(33)	(2,211)	0
Affected line item in the consolidation statements of comprehensive income				Other income, net
Gain/(loss) recognized in income	(2,161)	(2,161)		134		(2,295)